Capital Stock - Summary of Changes in Capital Stock Issued and Outstanding (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of classes of share capital [line items]
Ending balance	97,141,407
Ending balance	$ 217.8
Subordinate voting shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	38,307,827	32,696,914
Issued upon exercise of stock options	264,478	460,449
Issued in exchange of multiple voting shares	8,851,088	16,070,872
Repurchased under the SIB		(8,599,508)
Repurchased under the NCIB	(4,383,370)	(2,320,900)
Ending balance	43,040,023	38,307,827
Beginning balance	$ 229.7	$ 296.6
Issued upon exercise of stock options	9.4	13.7
Issued in exchange of multiple voting shares	0.7	1.3
Repurchased under the SIB		(67.6)
Repurchased under the NCIB	(26.4)	(14.3)
Ending balance	$ 213.4	$ 229.7
Multiple voting shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	62,952,472	79,023,344
Issued in exchange of multiple voting shares	(8,851,088)	(16,070,872)
Ending balance	54,101,384	62,952,472
Beginning balance	$ 5.1	$ 6.4
Exchanged for subordinate voting shares	(0.7)	(1.3)
Ending balance	$ 4.4	$ 5.1